UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/00

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7971

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     2/14/01
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   67640


List of Other Included Managers:  None

                        KPM Investment Management, Inc.
                                    FORM 13F
                                December 31, 2000

                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
ACNielsen Corp             COM             004833109   1580  43600 SH         Sole               39800        3800
AT&T Corp                   COM            001957109    571  33119 SH         Sole               32769         350
Abbott Laboratories         COM            002824100   1760  36330 SH         Sole               34830        1500
Allstate Corp               COM            020002101   2623  60212 SH         Sole               56612        3600
Alltel Corp                 COM            020039103    345   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     65  13061 SH         Sole               13061
American Express            COM            025816109    214   3900 SH         Sole                3900
American Power Conversion C COM            029066107    215  17350 SH         Sole               17350
American STS Water          COM            842502106    520  14100 SH         Sole               13500         600
Anadorko Petroleum Corp     COM            032511107    684   9628 SH         Sole                9310         318
Anheuser-Busch Cos          COM            035229103   1238  27218 SH         Sole               27218
Arthur J Gallagher          COM            363576109    280   4400 SH         Sole                4000         400
Arts Way Manufacturing Inc  COM            043168103     97  32487 SH         Sole               32487
BB&T Corporation            COM            054937107    250   6700 SH         Sole                4300        2400
BP Amoco PLC                COM            055622104   1928  40267 SH         Sole               39365         902
Bay View Capital Corp       COM            07262L101    244  39000 SH         Sole               34400        4600
Berkshire Hathaway 'A'      COM            084670108   1491     21 SH         Sole                  21
Berkshire Hathaway 'B'      COM            084670207   1725    733 SH         Sole                 725           8
CVS Corporation             COM            126650100   2562  42750 SH         Sole               40000        2750
Conagra Inc                 COM            205887102    289  11100 SH         Sole                7300        3800
Conoco Inc CL A             COM            208251306   1135  39650 SH         Sole               35550        4100
Dun & Bradstreet Corp       COM            26483e100   1059  40931 SH         Sole               38781        2150
Electronic Data Systems     COM            285661104   2691  46599 SH         Sole               44249        2350
Emerson Electric Co         COM            291011104   1730  21950 SH         Sole               20650        1300
Exxon Mobil Corp            COM            30231g102   1346  15483 SH         Sole               13583        1900
FiberMark Inc               COM            315646109    624  79934 SH         Sole               78734        1200
First Data Corp             COM            319963104    904  17150 SH         Sole               16850         300
Freddie Mac                 COM            313400301   4759  69103 SH         Sole               65853        3250
Gannett Company Inc         COM            364730101   1716  27207 SH         Sole               25707        1500
Gartner Group Cl A          COM            366651107    703 101822 SH         Sole              101822
General Electric Co         COM            369604103    523  10905 SH         Sole               10905
IMS Health Inc.             COM            449934108   2376  87993 SH         Sole               83493        4500
Intervoice Inc              COM            461142101    215  29708 SH         Sole               29708
J.P. Morgan Chase           COM            616880100    512  11259 SH         Sole               11259
Johnson & Johnson           COM            478160104   3072  29240 SH         Sole               27990        1250
Kimberly-Clark Corp         COM            494368103   2633  37250 SH         Sole               34950        2300
Leggeff & Platt Inc         COM            524660107   1033  54550 SH         Sole               50650        3900
MBIA Inc                    COM            55262C100    975  13158 SH         Sole               13158
McDonald's Corp             COM            580135101   1348  39650 SH         Sole               38800         850
Montana Power Co            COM            612085100    320  15426 SH         Sole               15426
Moody's Corporation         COM            615369105   1937  75412 SH         Sole               71112        4300
Motorcar Parts & Acces      COM            620071100    129 199200 SH         Sole              199200

                                        1

                        KPM Investment Management, Inc.
                                    FORM 13F
                                December 31, 2000
                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Office Depot                COM            676220106   406   57000 SH         Sole               57000
Pentair Inc                 COM            709631105  1724   71277 SH         Sole               67577        3700
Pepsico Inc                 COM            713448108  2208   44540 SH         Sole               42340        2200
Philip Morris Cos           COM            718154107   253    5750 SH         Sole                4450        1300
Potash Corp.                COM            737551107  2059   26286 SH         Sole               26286
Prima Energy Corp           COM            741901201   223    6375 SH         Sole                6375
RCN Corporation             COM            749361101   145   23000 SH         Sole               23000
Rayovac Corp                COM            755081106  1091   76900 SH         Sole               69500        7400
Ritchie Bros Auctions       COM            767744105   505   24350 SH         Sole               21150        3200
SBC Communications          COM            78387g103   244    5100 SH         Sole                5100
SITEL Corp                  COM            82980k107   907  315387 SH         Sole              308787        6600
Snap-On Inc.                COM            833034101  1595   57210 SH         Sole               56610         600
Synavant Inc                COM            87157a105   482  102769 SH         Sole               97849        4920
TMBR/Sharp Drilling Inc     COM            87257p101   169   11500 SH         Sole               11500
USA Education Inc.          COM            90390u102  3174   46674 SH         Sole               43599        3075
Union Pacific               COM            907818108   620   12225 SH         Sole               12225
Wells Fargo Corp            COM            949746101   501    9000 SH         Sole                9000
Worldcom Inc.               COM            98157d106   911   64815 SH         Sole               64565         250
REPORT SUMMARY               60 DATA RECORDS         67640         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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